UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Small Cap Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Small Cap Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Apparel – 0.19%
Under Armour, Inc., Class A*	39,500	$1,445,700

Business Equipment and Services – 15.73%
Allscripts Healthcare Solutions, Inc.*	655,500	6,761,482
Bucyrus International, Inc., Class A	90,394	9,186,742
Capella Education Company*	382,150	20,853,925
Constant Contact, Inc.*	508,800	7,357,248
DealerTrack Holdings, Inc.*	1,148,200	23,205,122
Heartland Payment Systems, Inc.	434,300	9,993,243
Resources Connection, Inc.	1,627,418	29,098,234
VistaPrint Limited*	366,300	12,809,511
		119,265,507
Computers –– Micro – 1.82%
Sonic Solutions*	1,427,300	13,780,581

Computers –– Peripherals – 8.60%
ACI Worldwide, Inc.*	1,302,900	26,005,884
MICROS Systems, Inc.*	664,900	22,397,156
Stratasys, Inc.*	584,600	10,423,418
Vital Images, Inc.*	428,900	6,354,154
		65,180,612
Consumer Electronics – 2.49%
DTS, Inc.*	786,700	18,884,734

Cosmetics and Toiletries – 2.66%
Bare Escentuals, Inc.*	860,500	20,152,910

Defense – 1.53%
DRS Technologies, Inc.	198,900	11,591,892

Electrical Equipment – 1.54%
General Cable Corporation*	198,200	11,707,674

Electronic Components – 1.26%
PMC–Sierra, Inc.*	1,678,400	9,575,272

Electronic Instruments – 1.68%
Trimble Navigation Limited*	445,100	12,732,086

Finance Companies – 4.71%
Financial Federal Corporation	470,675	10,265,422
Portfolio Recovery Associates, Inc.	592,600	25,452,170
		35,717,592
Health Care –– General – 6.79%
ABIOMED, Inc.*	431,000	5,652,565
Omnicell, Inc.*	1,194,600	24,029,379
TomoTherapy Incorporated*	621,000	8,929,980
Volcano Corporation*	1,030,200	12,877,500
		51,489,424
Hospital Supply and Management – 5.16%
Cerner Corporation*	128,788	4,799,285
Healthways, Inc.*	452,300	15,979,759
PSS World Medical, Inc.*	1,102,100	18,372,007
		39,151,051
Hotels and Gaming – 4.00%
Scientific Games Corporation, Class A*	1,437,700	30,342,659

Household –– General Products – 1.32%
Alberto–Culver Company	366,700	10,051,247

Insurance –– Property and Casualty – 1.46%
eHealth, Inc.*	500,800	11,067,680

Leisure Time Industry – 2.40%
THQ Inc.*	834,900	18,196,646

Metal Fabrication – 2.37%
Ladish Co., Inc.*	500,300	17,975,779

Motor Vehicle Parts – 1.56%
LKQ Corporation*	526,400	11,815,048

Petroleum –– Domestics – 3.87%
Bill Barrett Corporation*	401,600	18,975,600
Continental Resources, Inc.*	324,900	10,361,061
		29,336,661
Petroleum –– Services – 3.56%
Dril–Quip, Inc.*	422,400	19,628,928
Oceaneering International, Inc.*	116,600	7,345,800
		26,974,728
Publishing – 1.41%
IHS Inc., Class A*	166,600	10,714,046

Restaurants – 1.04%
P.F. Chang's China Bistro, Inc.*	277,200	7,889,112

Retail –– Specialty Stores – 4.66%
Blue Nile, Inc.*	184,100	9,994,789
Coldwater Creek Inc.*	1,757,300	8,883,151
Knot, Inc. (The)*	798,700	9,408,686
lululemon athletica inc.*	36,900	1,049,805
Zumiez Inc.*	379,800	5,978,052
		35,314,483
Timesharing and Software – 9.83%
Blackboard Inc.*	415,175	13,829,479
Concur Technologies, Inc.*	279,500	8,672,885
CoStar Group, Inc.*	229,300	9,855,314
CyberSource Corporation*	149,300	2,187,245
FactSet Research Systems, Inc.	406,325	21,888,728
Ultimate Software Group, Inc. (The)*	602,100	18,075,042
		74,508,693
Utilities –– Electric – 0.60%
Pike Electric Corporation*	329,100	4,584,363

TOTAL COMMON STOCKS – 92.24%		$699,446,180

(Cost: $721,728,848)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Aircraft – 1.69%
United Technologies Corporation,
2.3%, 4–1–08	$12,828	12,828,000

Computers –– Main and Mini – 0.79%
IBM International Group Capital LLC,
2.25%, 4–3–08	6,000	5,999,250

Electrical Equipment – 0.66%
Emerson Electric Co.,
2.25%, 4–14–08	5,000	4,995,937

Finance Companies – 0.26%
USAA Capital Corp.,
2.3%, 4–7–08	2,000	1,999,233

Health Care – General – 0.66%
Johnson & Johnson,
2.4%, 4–7–08	5,000	4,998,000

Household –– General Products – 0.79%
Clorox Co.,
3.37%, 4–1–08	6,000	6,000,000

Retail –– Food Stores – 0.40%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Utilities –– Electric – 1.98%
Wisconsin Electric Power Co.:
2.47%, 4–4–08	10,000	9,997,942
2.5%, 4–24–08	5,000	4,992,014
		14,989,956
Utilities –– Gas and Pipeline – 0.53%
Michigan Consolidated Gas Co.,
2.87%, 4–1–08	4,000	4,000,000

TOTAL SHORT–TERM SECURITIES – 7.76%		$58,809,796

(Cost: $58,809,796)

TOTAL INVESTMENT SECURITIES – 100.00%		$758,255,976

(Cost: $780,538,644)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Small Cap Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008